Average Annual Total Returns{- Fidelity Freedom Index 2015 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2015 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1902 Past 1 year	F1902 Past 5 years	F1902 Since Inception
Total	6.83%	8.67%	7.03%	[1]	Jun. 24, 2015	5.88%	7.03%	5.60%	[1]	Jun. 24, 2015	4.33%	6.41%	5.15%	[1]	Jun. 24, 2015	6.80%		12.14%	[1]	Jun. 24, 2020	(1.54%)	3.57%	3.26%	[1]	7.04%	8.77%	7.14%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.